Correction of Errors and Restatement - Parent Company Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)	$ 719	$ 1,103	$ 1,898	$ 2,267	$ 3,587	$ 1,609
Net income	2,771	2,002	7,465	4,230	4,753	3,715
Comprehensive income	$ 2,710	$ 1,977	$ 6,828	$ 4,077	4,252	3,841
Before restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)						1,856
Net income						3,969
Comprehensive income						4,095
Restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)						(247)
Net income						(254)
Comprehensive income						(254)
Parent Company
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)					(986)	(706)
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary					(3,210)	(2,304)
Income (loss) before equity in undistributed income of subsidiaries					7,963	6,019
Net income					4,753	3,715
Comprehensive income					$ 4,252	3,841
Parent Company | Before restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)						(626)
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary						(2,384)
Income (loss) before equity in undistributed income of subsidiaries						6,353
Net income						3,969
Comprehensive income						4,095
Parent Company | Restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Income tax (benefit)						(80)
Income (loss) before income tax (benefit) and equity in undistributed income of subsidiary						80
Income (loss) before equity in undistributed income of subsidiaries						(334)
Net income						(254)
Comprehensive income						$ (254)